Financial Assets and Liabilities - Summary of Maximum Exposure to Credit Risk of Financial Assets Subject to Impairment (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Less allowance	₱ 14,447	₱ 16,825
Carrying amount	51,597	67,234
Costs [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	66,044	84,059
High Grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	38,431	52,857
Standard Grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	4,672	5,006
Substandard Grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	8,494	9,371
Default [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	14,447	16,825
Stage 1 12-Month ECL [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Less allowance	612	574
Carrying amount	29,807	45,181
Stage 1 12-Month ECL [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	30,419	45,755
Stage 1 12-Month ECL [Member] | High Grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	29,251	44,618
Stage 1 12-Month ECL [Member] | Standard Grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	556	563
Stage 1 12-Month ECL [Member] | Default [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	612	574
Stage 2 Lifetime ECL [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Less allowance	3,038	3,960
Carrying amount	21,790	22,053
Stage 2 Lifetime ECL [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	24,828	26,013
Stage 2 Lifetime ECL [Member] | High Grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	9,180	8,239
Stage 2 Lifetime ECL [Member] | Standard Grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	4,116	4,443
Stage 2 Lifetime ECL [Member] | Substandard Grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	8,494	9,371
Stage 2 Lifetime ECL [Member] | Default [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	3,038	3,960
Stage 3 Lifetime ECL [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Less allowance	10,797	12,291
Stage 3 Lifetime ECL [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	10,797	12,291
Stage 3 Lifetime ECL [Member] | Default [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	₱ 10,797	₱ 12,291